Subsequent Event	3 Months Ended
Mar. 31, 2020
Subsequent Event
Subsequent Event

14 Subsequent Event

Impact of COVID-19

The COVID-19 pandemic, which began in December 2019 in China, has spread across the globe and caused significant disruptions to the society and economy.  Different measures, such as quarantines, maintaining social distance, travel restrictions, closure of borders etc. have been implemented by many governments only with the aim to avoid continuous outbreak of the disease.

As part of the Company's initiative to help local, national and international authorities in their efforts to the earliest possible diagnosis of COVID-19 and thereby contribute to allowing societies to return to a “new” normal, the Company has commenced testing for COVID-19 in March 2020.  Starting from the Mecklenburg-Western Pomerania region of Germany focusing on employees and essential workers in Rostock, the Company further expands the test offering to nursing homes as well as to high school students in Germany.  Since May 2020, the Company is offering its tests to the rest of the world in accordance with local rules and regulations. Some of these initiatives are offered free of charge by the Company, while some of them are in collaboration with state government and other companies.

To support the expansion of test offering, the Company acquired laboratory facilities and equipment for a total consideration of EUR 1,800k and leased laboratory space in Hamburg, Germany, in April 2020. The lease is charged at a fixed rate and covers a fixed period of five years, with an option to extend. Such lease contract is accounted for under IFRS 16 and accordingly right-of-use assets and lease liabilities of approximately EUR 450k will be recognized.  In addition, the Company commenced the production and distribution of a sample collection kit for COVID-19 test, CentoSwab.

In addition to its development and testing efforts, as the global COVID-19 pandemic continues to evolve, the Company has continuously been monitoring the situation and has taken a series of measures to protect the employees and safeguard the operations.  By the end of May 2020, the Company was able to enable most of the employees to return and work at the office by implementing regular testing.

Although the Company is taking a series of measures aiming to minimize the disruptions to the business and operations and the provision of testing for the COVID-19 virus is anticipated to generate additional revenues to the Company, the impact of the pandemic to the global economy, international trade and business activities may also have a negative impact to its operating results.   In particular, they could result in increased costs of execution with regards to operational plans. In addition, COVID-19 may disrupt our supply chain, particularly as it relates to the United States (from where a significant proportion of our sequencing products are sourced) as well other countries in which we operate and from where we receive tests, and otherwise adversely affect international trade and business activities.  The impact of COVID-19 will depend on future developments, which are highly uncertain and cannot be predicted, such as the duration of the pandemic, the probability of occurrence of second outbreak, the ultimate impact on financial markets and the global economy etc.  Accordingly, the Company is unable to provide a reasonable estimate of the related financial impact at this time.

These unaudited interim condensed consolidated financial statements were approved by management on June 15, 2020.